Schedule of depreciation expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Nine Months Ended September 30, 2024	$ 1,121	$ 1,084
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Nine Months Ended September 30, 2024	796	868
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Nine Months Ended September 30, 2024	282	216
Research and development [member]
IfrsStatementLineItems [Line Items]
Nine Months Ended September 30, 2024	$ 43